TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES

12. TRADE AND OTHER PAYABLES

The Company’s payables comprise trade payables, accruals and other payables as at December 31, 2021. Trade payables comprise $3,990 of the $8,143 balance (as at December 31, 2020 $4,252 of the $8,172 balance), of which $2,989 relate to operations in Mexico (as at December 31, 2020– $2,429). Accruals and other payables of $4,153 (as at December 31, 2020 –$3,920) include administrative and operating costs, accounting and legal services, income taxes and statutory payroll withholding taxes. Trade payables and accruals related to property, plant and equipment additions totaled $543 at December 31, 2021 (as at December 31, 2020– $173).